Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Inventories

Inventories consisted of the following at December 31, 2014 and 2013:

	December 31,
	2014	2013
Raw materials	$360,019	$278,947
Work-in-process	91,153	39,192
Finished goods	5,922	2,100

Total inventories	$457,094	$320,239

Estimated Future Intangible Asset Amortization Expense

Estimated future intangible asset amortization expense for the next five years are as follows:

Years ended December 31,
2015	$97,405
2016	76,583
2017	42,591
2018	—
2019	—

Total estimated amortization expense	$216,579

Financial Liabilities Measured at Fair Value on a Recurring Basis

The following tables set forth the financial liabilities measured at fair value on a recurring basis by level within the fair value hierarchy at December 31, 2014:

	Fair Value Measurements at December 31, 2014
Description	Level 1	Level 2	Level 3	Total
Derivative liability
Common stock warrants	$—	$—	$9,998,636	$9,998,636

Total derivative liability	$—	$—	$9,998,636	$9,998,636

Schedule of Basic and Diluted Net Income (Loss) Per Share

The components of basic and diluted net income (loss) per share for the three months ended September 30, 2015 are as follows:

Three Months Ended September 30, 2015
Basic:
Numerator:
Net income	$13,056,359

Denominator:
Weighted average common shares	625,714

Net income per common share—basic	$20.87

Diluted:
Numerator:
Net income	$13,056,359
Deduct fair value adjustment gain	(1,186,850)

Adjusted net income	$11,869,509

Denominator:
Weighted average common shares	625,714
Series E convertible preferred stock	123,639
Unit purchase option	2,916
Employee stock options	3

Denominator for diluted calculation	752,272

Net income per common share—diluted	$15.78